UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06367
Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Small Cap Growth Fund
First Quarter Report (a) — December 31, 2009
* * * * *

Mario Gabelli, CFA
Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and
5 stars for the three and five year periods and 4 stars for the ten year period ended
December 31, 2009 among 566, 566, 467, and 243 Small Blend funds, respectively.
To Our Shareholders,
     During the quarter ended December 31, 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund (the “Fund”) increased 3.1%, while the Russell 2000 Index and the Value Line Composite Index rose 3.9% and 3.4%, respectively.
     Enclosed is the investment portfolio as of December 31, 2009.
Comparative Results
Average Annual Returns through December 31, 2009 (a)(b) (Unaudited)

												Since
												Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		15 Year	(10/22/91)
Gabelli Small Cap Growth Fund Class AAA	3.10%		29.72%		(1.34)%		3.92%		8.38%		11.15%	12.56%
Russell 2000 Index	3.87		27.17		(6.07)		0.51		3.51		8.56	8.56
Class A	3.10		29.66		(1.34)		3.92		8.38		11.15	12.56
	(2.83	)(c)	22.20	(c)	(3.27	)(c)	2.69	(c)	7.74	(c)	10.71	12.19 (c)
Class B	2.85		28.69		(2.09)		3.14		7.90		10.82	12.28
	(2.15	)(d)	23.69	(d)	(3.08	)(d)	2.78	(d)	7.90		10.82	12.28
Class C	2.93		28.79		(2.06)		3.16		7.91		10.82	12.29
	1.93	(e)	27.79	(e)	(2.06)		3.16		7.91		10.82	12.29
Class I	3.16		30.02		(1.17)		4.03		8.44		11.19	12.59
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.48%, 1.48%, 2.23%, 2.23%, and 1.23%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli Small Cap Growth Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 84.3%
	Aerospace — 0.6%
258,400	Herley Industries Inc.†	$3,589,176
105,000	Rockwell Automation Inc.	4,932,900

		8,522,076

	Agriculture — 0.0%
12,000	Cadiz Inc.†	143,640
3,500	The Mosaic Co.	209,055

		352,695

	Automotive — 0.2%
80,000	Navistar International Corp.†	3,092,000
10,000	PACCAR Inc.	362,700

		3,454,700

	Automotive: Parts and Accessories — 4.8%
155,000	BorgWarner Inc.	5,149,100
74,022	China Automotive Systems Inc.†	1,384,952
790,000	Dana Holding Corp.†	8,563,600
310,000	Federal-Mogul Corp.†	5,363,000
350,100	Midas Inc.†	2,958,345
355,000	Modine Manufacturing Co.†	4,203,200
15,000	Monro Muffler Brake Inc.	501,600
530,200	O’Reilly Automotive Inc.†	20,211,224
10,000	Puradyn Filter Technologies Inc.†	2,280
140,000	SORL Auto Parts Inc.†	1,194,200
80,375	Spartan Motors Inc.	452,511
340,000	Standard Motor Products Inc.†	2,896,800
167,900	Strattec Security Corp.†	3,106,150
225,000	Superior Industries International Inc.	3,442,500
520,500	Tenneco Inc.†	9,228,465
310,000	The Pep Boys — Manny, Moe & Jack	2,622,600
27,000	Thor Industries Inc.	847,800
46,000	Wonder Auto Technology Inc.†	540,960

		72,669,287

	Aviation: Parts and Services — 3.2%
25,000	AAR Corp.†	574,500
10,000	Astronics Corp.†	85,500
2,500	Astronics Corp., Cl. B†	21,500
14,000	Barnes Group Inc.	236,600
3,305,000	BBA Aviation plc	8,754,684
380,000	Curtiss-Wright Corp.	11,901,600
7,500	Ducommun Inc.	140,325
25,000	Embraer-Empresa Brasileira de Aeronautica SA, ADR	552,750
22,000	Gamesa Corporacion Tecnologica SA	371,676
750,000	GenCorp Inc.†	5,250,000
665,800	Kaman Corp.	15,373,322
90,000	Moog Inc., Cl. A†	2,630,700
16,100	Moog Inc., Cl. B†	479,780
75,000	Woodward Governor Co.	1,932,750

		48,305,687

	Broadcasting — 0.6%
290,000	Acme Communications Inc.†	145,000
110,000	Beasley Broadcast Group Inc., Cl. A†	390,500
20,000	Cogeco Inc.	548,453
300,000	Crown Media Holdings Inc., Cl. A†	435,000
3,333	CTN Media Group Inc.† (a)	0
2,433	Granite Broadcasting Corp.†	0
266,300	Gray Television Inc.†	402,113
16,000	Gray Television Inc., Cl. A†	24,320
100,000	Liberty Media Corp. — Capital, Cl. A†	2,388,000
505,000	Salem Communications Corp., Cl. A†	3,024,950
200,000	Sinclair Broadcast Group Inc., Cl. A†	806,000
450,000	Sirius XM Radio Inc.†	270,000
150,000	Young Broadcasting Inc., Cl. A†	750

		8,435,086

	Building and Construction — 0.2%
33,000	Insituform Technologies Inc., Cl. A†	749,760
100,096	Layne Christensen Co.†	2,873,756

		3,623,516

	Business Services — 3.9%
46,500	AboveNet Inc.†	3,024,360
33,000	ACCO Brands Corp.†	240,240
410,000	AMICAS Inc.†	2,230,400
110,000	Ascent Media Corp., Cl. A†	2,808,300
60,000	Bowne & Co. Inc.	400,800
430,000	BPW Acquisition Corp.†	4,527,900
240,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,493,600
365,000	Diebold Inc.	10,384,250
470,000	Edgewater Technology Inc.†	1,410,000
360,000	Furmanite Corp.†	1,371,600
119,931	GP Strategies Corp.†	903,080
35,589	GSE Systems Inc.†	195,028
60,000	Interactive Data Corp.	1,518,000
445,000	Intermec Inc.†	5,722,700
24,000	Lamar Advertising Co., Cl. A†	746,160
14,000	Landauer Inc.	859,600
4,000	MDC Partners Inc., Cl. A†	33,360
65,000	Sohgo Security Services Co. Ltd.	727,224
120,002	Stamps.com Inc.†	1,080,018
40,000	The Brink’s Co.	973,600
2,000,000	The Interpublic Group of Companies Inc.†	14,760,000
163,000	Trans-Lux Corp.† (b)	115,730
36,050	TransAct Technologies Inc.†	250,187
60,000	United Rentals Inc.†	588,600
125,000	ValueClick Inc.†	1,265,000

		58,629,737

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Cable — 1.7%
230,000	Adelphia Communications Corp., Cl. A† (a)	$0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
230,000	Adelphia Recovery Trust†	2,300
500,000	Cablevision Systems Corp., Cl. A	12,910,000
6,000	Cogeco Cable Inc.	200,794
250,000	DIRECTV, Cl. A†	8,337,500
30,000	EchoStar Corp., Cl. A†	604,200
9,329	Liberty Global Inc., Cl. A†	204,398
9,329	Liberty Global Inc., Cl. C†	203,839
470,000	LIN TV Corp., Cl. A†	2,096,200
33,000	Outdoor Channel Holdings Inc.†	191,400

		24,750,631

	Closed-End Business Development Company — 0.1%
98,000	MVC Capital Inc.	1,156,400

	Closed-End Funds — 0.7%
700,072	KKR & Company (Guernsey) LP†	5,950,612
98,000	The Central Europe and Russia Fund Inc.	3,233,020
38,225	The European Equity Fund Inc.	269,486
54,000	The New Germany Fund Inc.	647,460
11,000	The Spain Fund Inc.	83,710

		10,184,288

	Communications Equipment — 0.9%
160,000	Communications Systems Inc.	1,990,400
65,000	Sycamore Networks Inc.	1,359,150
275,000	Thomas & Betts Corp.†	9,842,250

		13,191,800

	Computer Software and Services — 0.9%
40,000	Emulex Corp.†	436,000
95,000	FalconStor Software Inc.†	385,700
240,000	Global Sources Ltd.†	1,500,000
6,000	KIT Digital Inc.†	66,000
45,000	Mentor Graphics Corp.†	397,350
20,187	MKS Instruments Inc.†	351,456
455,000	NCR Corp.†	5,064,150
800,000	StorageNetworks Inc., Escrow† (a)	24,000
295,000	Tyler Technologies Inc.†	5,873,450

		14,098,106

	Consumer Products — 2.3%
119,800	1-800-FLOWERS.COM Inc., Cl. A†	317,470
14,750	Adams Golf Inc.†	43,955
65,150	Alberto-Culver Co.	1,908,244
49,800	Chattem Inc.†	4,646,340
33,500	Chofu Seisakusho Co. Ltd.	696,006
30,000	Church & Dwight Co. Inc.	1,813,500
610,000	Coachmen Industries Inc.†	701,500
750,000	Eastman Kodak Co.†	3,165,000
2,000	Harley-Davidson Inc.	50,400
340,000	Marine Products Corp.	1,676,200
27,000	National Presto Industries Inc.	2,949,210
430,196	Sally Beauty Holdings Inc.†	3,290,999
750,000	Schiff Nutrition International Inc.	5,865,000
3,070	Steven Madden Ltd.†	126,607
127,000	Stewart Enterprises Inc., Cl. A	654,050
150,000	Swedish Match AB	3,289,469
87,425	Syratech Corp.†	2,632
16,000	The Scotts Miracle-Gro Co., Cl. A	628,960
22,000	WD-40 Co.	711,920
68,000	Wolverine World Wide Inc.	1,850,960

		34,388,422

	Consumer Services — 1.2%
50,000	Bowlin Travel Centers Inc.†	56,000
30,000	Brink’s Home Security Holdings Inc.†	979,200
2,750	Collectors Universe Inc.	25,713
20,000	IAC/InterActiveCorp.†	409,600
4,000	KAR Auction Services Inc.†	55,160
170,000	Martha Stewart Living Omnimedia Inc., Cl. A†	839,800
400,500	Rollins Inc.	7,721,640
120,000	SearchMedia Holdings Ltd.†	877,200
695,000	TiVo Inc.†	7,075,100

		18,039,413

	Diversified Industrial — 6.6%
15,000	A.O. Smith Corp., Cl. A	650,850
29,000	Acuity Brands Inc.	1,033,560
27,000	Albany International Corp., Cl. A	606,420
140,000	Ampco-Pittsburgh Corp.	4,414,200
6,000	Anixter International Inc.†	282,600
390,000	Baldor Electric Co.	10,955,100
141,000	Brush Engineered Materials Inc.†	2,614,140
330,000	Crane Co.	10,104,600
250,000	Delta plc	565,318
3,000	ESCO Technologies Inc.	107,550
18,640	Foster Wheeler AG†	548,762
14,000	Gardner Denver Inc.	595,700
154,200	Greif Inc., Cl. A	8,323,716
47,300	Greif Inc., Cl. B	2,372,095
1,033,700	Griffon Corp.†	12,631,814
150,000	Hawk Corp., Cl. A†	2,641,500
121,000	Jardine Strategic Holdings Ltd.	2,129,600
417,000	Katy Industries Inc.†	729,750
71,000	Lindsay Corp.	2,829,350
580,000	Magnetek Inc.†	893,200
32,000	Matthews International Corp., Cl. A	1,133,760
285,000	Myers Industries Inc.	2,593,500
572,000	National Patent Development Corp.† (c)	915,200
130,300	Oil-Dri Corp. of America	2,019,650
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
20,000	Olin Corp.	$350,400
245,000	Park-Ohio Holdings Corp.†	1,384,250
88,000	Precision Castparts Corp.	9,710,800
32,000	Roper Industries Inc.	1,675,840
33,000	Sonoco Products Co.	965,250
72,000	Standex International Corp.	1,446,480
210,006	Tech/Ops Sevcon Inc.†	499,814
20,000	Terex Corp.†	396,200
387,000	Textron Inc.	7,279,470
195,000	Tredegar Corp.	3,084,900
262,000	WHX Corp.†	628,800

		99,114,139

	Educational Services — 0.5%
55,000	Career Education Corp.†	1,282,050
140,000	Corinthian Colleges Inc.†	1,927,800
200,000	Universal Technical Institute Inc.†	4,040,000

		7,249,850

	Electronics — 1.9%
50,000	Badger Meter Inc.	1,991,000
187,000	Bel Fuse Inc., Cl. A	3,635,280
610,000	California Micro Devices Corp.†	2,873,100
385,000	CTS Corp.	3,703,700
73,000	Cypress Semiconductor Corp.†	770,880
10,000	Greatbatch Inc.†	192,300
20,000	IMAX Corp.†	266,000
355,000	KEMET Corp.†	422,450
90,000	Methode Electronics Inc.	781,200
295,000	Park Electrochemical Corp.	8,153,800
185,000	Stoneridge Inc.†	1,666,850
350,000	Trident Microsystems Inc.†	651,000
260,000	Zoran Corp.†	2,873,000
26,900	Zygo Corp.†	181,037

		28,161,597

	Energy and Utilities — 6.1%
20,000	A123 Systems Inc.†	448,800
350,000	Black Hills Corp.	9,320,500
110,000	Callon Petroleum Co.†	165,000
30,000	Central Vermont Public Service Corp.	624,000
77,200	CH Energy Group Inc.	3,282,544
41,200	Chesapeake Utilities Corp.	1,320,460
50,000	CMS Energy Corp.	783,000
23,000	Connecticut Water Service Inc.	569,710
7,000	Consolidated Water Co. Ltd.	100,030
150,000	Covanta Holding Corp.†	2,713,500
395,300	El Paso Electric Co.†	8,016,684
20,000	Ener1 Inc.†	126,800
30,000	Energy Recovery Inc.†	206,400
220,000	Great Plains Energy Inc.	4,265,800
70,000	Key Energy Services Inc.†	615,300
33,000	Maine & Maritimes Corp.	1,148,400
45,000	Middlesex Water Co.	793,350
10,000	NorthWestern Corp.	260,200
33,000	Oceaneering International Inc.†	1,931,160
50,000	Otter Tail Corp.	1,240,000
160,000	Pennichuck Corp.	3,380,800
1,170,000	PNM Resources Inc.	14,800,500
130,000	Rowan Companies Inc.†	2,943,200
1,080,000	RPC Inc.	11,232,000
120,000	SJW Corp.	2,708,400
300,000	Southern Union Co.	6,810,000
160,000	Southwest Gas Corp.	4,564,800
45,000	Tesoro Corp.	609,750
40,000	The York Water Co.	580,400
25,000	Union Drilling Inc.†	156,250
10,000	Vestas Wind Systems A/S†	610,690
220,000	Westar Energy Inc.	4,778,400

		91,106,828

	Entertainment — 1.1%
85,000	Carmike Cinemas Inc.†	642,600
6,048	Chestnut Hill Ventures† (a)	203,984
50,000	Discovery Communications Inc., Cl. A†	1,533,500
35,000	Discovery Communications Inc., Cl. C†	928,200
290,000	Dover Motorsports Inc.	606,100
212,900	Fisher Communications Inc.†	3,459,625
16,000	International Speedway Corp., Cl. A	455,200
3,500	International Speedway Corp., Cl. B	100,450
30,000	Rovi Corp.†	956,100
340,000	Take-Two Interactive Software Inc.†	3,417,000
220,000	Universal Entertainment Corp.†	2,721,211
50,000	World Wrestling Entertainment Inc., Cl. A	766,500

		15,790,470

	Environmental Services — 0.7%
1,500	Renegy Holdings Inc.†	2,070
360,000	Republic Services Inc.	10,191,600

		10,193,670

	Equipment and Supplies — 8.8%
247,000	AMETEK Inc.	9,445,280
800	AZZ Inc.†	26,160
490,000	Baldwin Technology Co. Inc., CL. A†	637,000
26,000	Belden Inc.	569,920
50,000	Capstone Turbine Corp.†	64,500
395,000	Circor International Inc.	9,946,100
356,000	CLARCOR Inc.	11,548,640
300,000	Core Molding Technologies Inc.†	867,000
168,000	Crown Holdings Inc.†	4,297,440
2,000	Danaher Corp.	150,400
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
90,000	Donaldson Co. Inc.	$3,828,600
90,000	Entegris Inc.†	475,200
40,000	Fedders Corp.† (a)	0
151,000	Flowserve Corp.	14,274,030
160,000	Franklin Electric Co. Inc.	4,652,800
200,000	Gerber Scientific Inc.†	1,010,000
124,000	Graco Inc.	3,542,680
990,000	GrafTech International Ltd.†	15,394,500
100,000	IDEX Corp.	3,115,000
200,757	Interpump Group SpA†	1,067,719
3,000	Itron Inc.†	202,710
4,000	Jarden Corp.	123,640
9,500	K-Tron International Inc.†	1,033,030
139,000	L.S. Starrett Co., Cl. A	1,224,590
40,000	Littelfuse Inc.†	1,286,000
115,000	Lufkin Industries Inc.	8,418,000
55,000	Maezawa Kyuso Industries Co. Ltd.	783,057
80,000	Met-Pro Corp.	849,600
25,000	Mueller Industries Inc.	621,000
12,000	Plantronics Inc.	311,760
2,000	Regal-Beloit Corp.	103,880
130,000	Robbins & Myers Inc.	3,057,600
135,000	SL industries Inc.†	1,131,300
5,000	Teleflex Inc.	269,450
295,000	Tennant Co.	7,726,050
335,000	The Gorman-Rupp Co.	9,259,400
85,000	The Greenbrier Cos. Inc.	882,300
100,000	The Manitowoc Co. Inc.	997,000
23,000	The Middleby Corp.†	1,127,460
8,000	Valmont Industries Inc.	627,600
75,000	Vicor Corp.†	697,500
7,875	Watsco Inc., Cl. B	393,750
153,000	Watts Water Technologies Inc., Cl. A	4,730,760

		130,770,406

	Financial Services — 5.1%
10,204	Alleghany Corp.†	2,816,304
25,287	Argo Group International Holdings Ltd.†	736,863
409,000	Artio Global Investors Inc.†	10,425,410
10,121	BCB Holdings Ltd.†	15,775
110,000	BKF Capital Group Inc.†	102,300
570,000	CNA Surety Corp.†	8,487,300
22,000	Crazy Woman Creek Bancorp Inc.	321,750
150,000	Discover Financial Services	2,206,500
26,000	Duff & Phelps Corp., Cl. A	474,760
46,400	Epoch Holding Corp.	484,880
8,185	Fidelity Southern Corp.†	29,466
195,000	Flushing Financial Corp.	2,195,700
420,000	GAM Holding Ltd.	5,111,702
50,000	Hudson Valley Holding Corp.	1,233,000
434,000	Janus Capital Group Inc.	5,837,300
20,000	JPMorgan Chase & Co.	833,400
35,000	KBW Inc.†	957,600
23,000	LaBranche & Co. Inc.†	65,320
150,000	Legg Mason Inc.	4,524,000
3,000	Leucadia National Corp.†	71,370
12,000	Morningstar Inc.†	580,080
285,000	Nara Bancorp Inc.†	3,231,900
3,000	NetBank Inc.† (a)	15
145,000	NewAlliance Bancshares Inc.	1,741,450
235,000	Och-Ziff Capital Management Group LLC, Cl. A	3,228,900
12,000	PrivateBancorp Inc.	107,640
10,000	Seacoast Banking Corp. of Florida	16,300
200,000	Sterling Bancorp	1,428,000
270,000	SWS Group Inc.	3,267,000
10,000	T. Rowe Price Group Inc.	532,500
11,033	Tree.com Inc.†	100,952
4,800	Value Line Inc.	120,528
450,000	Waddell & Reed Financial Inc., Cl. A	13,743,000
138,000	Wilmington Trust Corp.	1,702,920

		76,731,885

	Food and Beverage — 6.5%
175,000	American Dairy Inc.†	3,794,000
48,000	Boston Beer Co. Inc., Cl. A†	2,236,800
38,100	Brown-Forman Corp., Cl. A	2,146,935
6,250	Brown-Forman Corp., Cl. B	334,813
200,000	Bull-Dog Sauce Co. Ltd.	425,189
785,600	CoolBrands International Inc.†	916,414
370,000	Corn Products International Inc.	10,815,100
350,000	Davide Campari — Milano SpA	3,660,206
235,000	Dean Foods Co.†	4,239,400
150,000	Del Monte Foods Co.	1,701,000
85,000	Denny’s Corp.†	186,150
1,000	Diamond Foods Inc.	35,540
320,000	Dr. Pepper Snapple Group Inc.	9,056,000
1,600,000	Dynasty Fine Wines Group Ltd.	520,030
25,000	Farmer Brothers Co.	493,500
290,000	Flowers Foods Inc.	6,890,400
500	Genesee Corp., Cl. A† (a)	0
21,500	Genesee Corp., Cl. B† (a)	0
630,000	Grupo Continental SAB de CV	1,593,059
160,000	ITO EN Ltd.	2,399,957
25,000	J & J Snack Foods Corp.	999,000
670,000	Kikkoman Corp.	8,157,835
197,000	Lifeway Foods Inc.†	2,340,360
3,000	MEIJI Holdings Co. Ltd.†	113,062
70,000	MGP Ingredients Inc.†	535,500
300,000	Morinaga Milk Industry Co. Ltd.	1,182,155
80,000	NISSIN FOODS HOLDINGS CO. LTD.	2,602,674
4,000	Omni Nutraceuticals Inc.† (a)	0
1,900,000	Parmalat SpA	5,319,466
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
100,000	PepsiAmericas Inc.	$2,926,000
50,000	Ralcorp Holdings Inc.†	2,985,500
162,000	Rock Field Co. Ltd.	2,109,905
71,000	Smart Balance Inc.†	426,000
10,000	The Hain Celestial Group Inc.†	170,100
66,000	The J.M. Smucker Co.	4,075,500
225,500	Tootsie Roll Industries Inc.	6,174,190
9,500	United Natural Foods Inc.†	254,030
4,000	Vina Concha Y Toro SA, ADR	166,440
1,000,000	Vitasoy International Holdings Ltd.	701,628
10,000	Willamette Valley Vineyards Inc.†	32,500
140,000	YAKULT HONSHA Co. Ltd.	4,223,976

		96,940,314

	Health Care — 7.4%
70,000	Align Technology Inc.†	1,247,400
100,000	Allergan Inc.	6,301,000
150,000	AngioDynamics Inc.†	2,412,000
8,000	Anika Therapeutics Inc.†	61,040
315,000	Animal Health International Inc.†	756,000
152,000	ArthroCare Corp.†	3,602,400
7,000	Bio-Rad Laboratories Inc., Cl. A†	675,220
55,000	BioLase Technology Inc.†	104,500
20,000	Bruker Corp.†	241,200
180,000	Cepheid Inc.†	2,246,400
155,000	Chemed Corp.	7,435,350
66,000	CONMED Corp.†	1,504,800
60,000	Continucare Corp.†	262,200
241,000	Crucell NV, ADR†	4,863,380
340,000	Cutera Inc.†	2,893,400
12,000	Cynosure Inc., Cl. A†	137,880
170,000	Del Global Technologies Corp.†	107,100
98,000	DexCom Inc.†	791,840
155,700	Exactech Inc.†	2,695,167
42,000	Henry Schein Inc.†	2,209,200
40,000	Heska Corp.†	21,100
28,000	ICU Medical Inc.†	1,020,320
430,000	IMS Health Inc.	9,055,800
30,000	Inverness Medical Innovations Inc.†	1,245,300
2,000	IRIS International Inc.†	24,720
45,000	Kinetic Concepts Inc.†	1,694,250
42,000	Life Technologies Corp.†	2,193,660
20,000	Matrixx Initiatives Inc.†	84,400
50,000	MDS Inc.†	382,500
90,000	Micrus Endovascular Corp.†	1,350,900
40,000	MWI Veterinary Supply Inc.†	1,508,000
2,000	Neogen Corp.†	47,220
4,000	Nobel Biocare Holding AG	134,487
275,000	Odyssey HealthCare Inc.†	4,284,500
95,000	Opko Health Inc.†	173,850
87,000	Orthofix International NV†	2,694,390
137,000	OTIX Global Inc.†	113,696
30,000	Owens & Minor Inc.	1,287,900
265,000	Pain Therapeutics Inc.†	1,420,400
300,000	Palomar Medical Technologies Inc.†	3,024,000
150,000	Penwest Pharmaceuticals Co.†	388,500
30,000	PSS World Medical Inc.†	677,100
270,000	Quidel Corp.†	3,720,600
120,000	RTI Biologics Inc.†	460,800
1,000,000	Sorin SpA†	1,913,786
1,488,973	SSL International plc	18,879,115
2,300	Straumann Holding AG	650,346
4,000	Stryker Corp.	201,480
14,000	Syneron Medical Ltd.†	146,300
48,000	United-Guardian Inc.	551,040
180,000	Varian Inc.†	9,277,200
80,000	Vascular Solutions Inc.†	671,200
64,000	Wright Medical Group Inc.†	1,212,800
10,000	Young Innovations Inc.	247,800
20,000	Zymogenetics Inc.†	127,800

		111,434,737

	Home Furnishings — 0.1%
11,000	Bassett Furniture Industries Inc.†	38,720
50,000	Bed Bath & Beyond Inc.†	1,931,500

		1,970,220

	Hotels and Gaming — 2.2%
80,000	ante4 Inc.†	83,200
150,000	Boyd Gaming Corp.†	1,255,500
95,000	Canterbury Park Holding Corp.†	686,850
92,000	Churchill Downs Inc.	3,436,200
125,000	Dover Downs Gaming & Entertainment Inc.	472,500
275,000	Gaylord Entertainment Co.†	5,431,250
25,000	Home Inns & Hotels Management Inc., ADR†	883,750
120,000	Lakes Entertainment Inc.†	301,200
200,000	Las Vegas Sands Corp.†	2,988,000
900,000	Mandarin Oriental International Ltd.	1,341,000
170,000	Orient-Express Hotels Ltd., Cl. A†	1,723,800
118,000	Penn National Gaming Inc.†	3,207,240
310,000	Pinnacle Entertainment Inc.†	2,783,800
165,000	Sonesta International Hotels Corp., Cl. A	1,735,800
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,930,327
110,000	The Marcus Corp.	1,410,200
25,000	Wynn Resorts Ltd.	1,455,750
140,000	Youbet.com Inc.†	401,800

		32,528,167

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Machinery — 1.1%
460,000	CNH Global NV†	$11,490,800
3,000	Nordson Corp.	183,540
32,900	Twin Disc Inc.	343,476
135,000	Zebra Technologies Corp., Cl. A†	3,828,600

		15,846,416

	Manufactured Housing and Recreational Vehicles — 0.4%
74,000	Cavco Industries Inc.†	2,658,080
30,000	Champion Enterprises Inc.†	1,317
15,000	Drew Industries Inc.†	309,750
24,000	Nobility Homes Inc.†	250,800
171,000	Skyline Corp.	3,146,400

		6,366,347

	Metals and Mining — 0.4%
52,003	Barrick Gold Corp.	2,047,878
10,000	Inmet Mining Corp.	609,839
40,000	Ivanhoe Mines Ltd.†	584,400
140,000	Kinross Gold Corp.	2,576,000
2,000	Northwest Pipe Co.†	53,720
2,000	Royal Gold Inc.	94,200
52,100	Stillwater Mining Co.†	493,908
34,000	Uranium Resources Inc.†	26,180
15,000	Yamana Gold Inc.	170,700

		6,656,825

	Paper and Forest Products — 0.1%
24,000	Schweitzer-Mauduit International Inc.	1,688,400
40,000	Wausau Paper Corp.	464,000

		2,152,400

	Publishing — 1.3%
60,000	Belo Corp., Cl. A	326,400
1,000	Cambium Learning Group Inc.†	3,920
330,000	Il Sole 24 Ore	907,823
250,000	Independent News & Media plc†	46,590
12,000	John Wiley & Sons Inc., Cl. B	501,600
1,044,000	Journal Communications Inc., Cl. A	4,061,160
689,000	Media General Inc., Cl. A†	5,401,760
30,000	Meredith Corp.	925,500
260,000	News Corp., Cl. A	3,559,400
180,000	PRIMEDIA Inc.	649,800
340,000	The E.W. Scripps Co., Cl. A†	2,366,400

		18,750,353

	Real Estate — 1.1%
15,150	Capital Properties Inc., Cl. A	140,138
15,000	Capital Properties Inc., Cl. B (a)	138,750
50,000	Cohen & Steers Inc.	1,142,000
182,000	Griffin Land & Nurseries Inc.	5,301,660
10,000	Gyrodyne Co. of America Inc.†	400,050
107,000	Morguard Corp.	3,405,871
200,000	The St. Joe Co.†	5,778,000

		16,306,469

	Retail — 3.8%
30,000	99 Cents Only Stores†	392,100
144,000	Aaron’s Inc., Cl. A	3,288,960
100,000	AutoNation Inc.†	1,915,000
50,000	Big 5 Sporting Goods Corp.	859,000
135,000	Casey’s General Stores Inc.	4,309,200
690,000	Coldwater Creek Inc.†	3,077,400
55,000	Copart Inc.†	2,014,650
600,000	Ingles Markets Inc., Cl. A	9,078,000
170,000	Macy’s Inc.	2,849,200
40,000	Movado Group Inc.	388,800
120,000	Nathan’s Famous Inc.†	1,831,200
25,000	Pier 1 Imports Inc.†	127,250
250,000	Rush Enterprises Inc., Cl. B†	2,625,000
300,000	The Bon-Ton Stores Inc.	2,943,000
65,000	The Cheesecake Factory Inc.†	1,403,350
275,000	The Great Atlantic & Pacific Tea Co. Inc.†	3,242,250
19,450	The Steak n Shake Co.†	6,304,134
105,000	Tractor Supply Co.†	5,560,800
30,000	Village Super Market Inc., Cl. A	819,600
50,000	Weis Markets Inc.	1,818,000
168,000	Wendy’s/Arby’s Group Inc., Cl. A	787,920
155,000	Winn-Dixie Stores Inc.†	1,556,200

		57,191,014

	Specialty Chemicals — 4.6%
55,000	A. Schulman Inc.	1,109,900
19,000	Airgas Inc.	904,400
82,000	Albemarle Corp.	2,982,340
35,000	Arch Chemicals Inc.	1,080,800
74,000	Ashland Inc.	2,931,880
11,000	Cytec Industries Inc.	400,620
2,195,500	Ferro Corp.	18,090,920
275,000	H.B. Fuller Co.	6,256,250
118,000	Hawkins Inc.	2,575,940
950,000	Huntsman Corp.	10,725,500
85,000	Material Sciences Corp.†	150,450
355,000	Omnova Solutions Inc.†	2,176,150
60,000	Penford Corp.	521,400
13,000	Quaker Chemical Corp.	268,320
100,000	Rockwood Holdings Inc.†	2,356,000
260,000	Sensient Technologies Corp.	6,838,000
560,000	Zep Inc.	9,699,200

		69,068,070

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications — 1.5%
30,000	Atlantic Tele-Network Inc.	$1,650,300
1,100,000	Cincinnati Bell Inc.†	3,795,000
6,795	Community Service Communications Inc.	8,630
130,000	Fastweb†	3,596,772
110,000	HickoryTech Corp.	971,300
123,000	New Ulm Telecom Inc.	673,425
118,000	Rogers Communications Inc., Cl. B	3,658,000
63,000	Shenandoah Telecommunications Co.	1,282,050
1,500,000	Sprint Nextel Corp.†	5,490,000
37,584	Verizon Communications Inc.	1,245,158
30,000	Windstream Corp.	329,700
53,000	Winstar Communications Inc.† (a)	53

		22,700,388

	Transportation — 0.6%
270,000	GATX Corp.	7,762,500
8,000	Grupo TMM SA, Cl. A, ADR†	30,080
2,000	Irish Continental Group plc†	40,856
111,200	Providence and Worcester Railroad Co.	1,195,400

		9,028,836

	Wireless Communications — 1.1%
21,000	Millicom International Cellular SA	1,549,170
72,000	Price Communications Corp., Escrow† (a)	0
830,000	Vimpel-Communications, ADR	15,429,700

		16,978,870

	TOTAL COMMON STOCKS	1,262,840,115

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
50,000	Jungheinrich AG Pfd.	960,477

	Broadcasting — 0.0%
1,103	PTV Inc., 10.000% Pfd., Ser. A†	88

	Business Services — 0.0%
24,317	Interep National Radio Sales Inc.,
	4.000% Cv. Pfd., Ser. A (a)(c)(d)†	0

	TOTAL PREFERRED STOCKS	960,565

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
1,213	Exide Technologies, expire 05/05/11† (a)	109
4,531	Federal-Mogul Corp., expire 12/27/14†	684

		793

	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	6
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	3

		9

	Business Services — 0.0%
445,000	BPW Acquisition Corp., expire 02/26/14†	396,050

	Consumer Services — 0.0%
120,000	SearchMedia Holdings Ltd., expire 11/19/11†	268,800

	Telecommunications — 0.0%
86	Virgin Media Inc., Ser. A, expire 01/10/11†	4

	TOTAL WARRANTS	665,656

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$400,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14 (c)	409,500

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/10† (a)	1,185

	U.S. GOVERNMENT OBLIGATIONS — 15.6%
	U.S. Treasury Bills — 14.7%
220,214,000	U.S. Treasury Bills, 0.056% to 0.289%††, 01/21/10 to 06/24/10	220,151,166

	U.S. Treasury Cash Management Bills — 0.9%
13,840,000	U.S. Treasury Cash Management Bills, 0.101% to 0.170%††, 04/01/10 to 06/10/10	13,836,797

	TOTAL U.S. GOVERNMENT OBLIGATIONS	233,987,963

	TOTAL INVESTMENTS — 100.0% (Cost $1,208,936,101)	$1,498,864,984

	Aggregate book cost	$1,208,936,101

	Gross unrealized appreciation	$373,890,240
	Gross unrealized depreciation	(83,961,357)

	Net unrealized appreciation/depreciation	$289,928,883

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of fair valued securities amounted to $368,105 or 0.02% of total investments.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At December 31, 2009, the market value of Rule 144A securities amounted to $1,324,700 or 0.09% of total investments.

(d)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$8,435,086	—	$0	$8,435,086
Cable	24,750,631	—	0	24,750,631
Computer Software and Services	14,074,106	—	24,000	14,098,106
Entertainment	15,586,486	—	203,984	15,790,470
Equipment and Supplies	130,770,406	—	0	130,770,406
Food and Beverage	96,940,314	—	0	96,940,314
Real Estate	16,167,719	$138,750	0	16,306,469
Telecommunications	22,700,335	—	53	22,700,388
Wireless Communications	16,978,870	—	0	16,978,870
Other Industries (a)	916,069,375	—	—	916,069,375

Total Common Stocks	1,262,473,328	138,750	228,037	1,262,840,115

Preferred Stocks:
Business Services	—	—	0	0
Other Industries (a)	960,565	—	—	960,565

Total Preferred Stocks	960,565	—	0	960,565

Warrants (a)	665,538	118	—	665,656
Convertible Corporate Bonds	—	409,500	—	409,500
Corporate Bonds	—	1,185	—	1,185
U.S. Government Obligations	—	233,987,963	—	233,987,963

TOTAL INVESTMENTS IN SECURITIES	$1,264,099,431	$234,537,516	$228,037	$1,498,864,984

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	9/30/09	(premiums)	(loss)	depreciation	(sales)	of Level 3	12/31/09	at 12/31/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$3	$—	$—	$(3)	$—	$0	$0	$(3)
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	24,000	—	—	—	—	—	24,000	—
Entertainment	203,984	—	—	—	—	—	203,984	—
Equipment and Supplies	0	—	—	—	—	—	0	—
Financial Services	15	—	—	—	—	(15)	—	—
Food and Beverage	0	—	—	—	—	—	0	—
Real Estate	0	—	—	—	—	—	0	—
Telecommunications	53	—	—	—	—	—	53	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	228,055	—	—	(3)	—	(15)	228,037	(3)

Preferred Stocks:
Business Service	0	—	—	—	—	—	0	—
Warrants:
Automotive: Parts and Accessories	243	—	—	—	—	(243)	—	—
Broadcasting	35	—	—	—	—	(35)	—	—

Total Warrants	278	—	—	—	—	(278)	—	—

TOTAL INVESTMENTS IN SECURITIES	$228,333	$—	$—	$(3)	$—	$(293)	$228,037	$(3)

2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At December 31, 2009, there were no open swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2009, there were no open forward foreign exchange contracts.

The Gabelli Small Cap Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
3. Tax Information. At September 30, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $1,435,829, which is available to reduce future required distributions of net capital gains to shareholders through 2017.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Fund deferred capital losses of $32,957,944.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCOWestwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Gabelli Equity Series Funds, Inc.
The Gabelli Small Cap Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB443Q409SR
* * * * *
The Gabelli Small Cap Growth Fund
Morningstar® rated The Gabelli Small Cap Growth
Fund Class AAA Shares 5 stars overall and
5 stars for the three and five year periods and
4 stars for the ten year period ended December 31,
2009 among 566, 566, 467, and 243
Small Blend funds, respectively.
FIRST QUARTER REPORT
DECEMBER 31, 2009

The Gabelli Equity Income Fund
First Quarter Report (a) — December 31, 2009
* * * * *
   Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the three, five and ten year periods ended December 31, 2009 among 1,104; 1,104; 912; and 459 Large Value funds, respectively.

Mario Gabelli, CFA
To Our Shareholders,
     During the quarter ended December 31, 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund (the “Fund”) increased 4.6%, while the Standard & Poor’s (“S&P”) 500 Index and the Lipper Equity Income Fund Average rose 6.0% and 5.8%, respectively.
Enclosed is the investment portfolio as of December 31, 2009.
Comparative Results
Average Annual Returns through December 31, 2009 (a)(b) (Unaudited)

												Since
												Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		(1/2/92)
Gabelli Equity Income Fund Class AAA	4.62%		29.14%		(2.93)%		3.01%		5.52%	9.82%		9.75%
S&P 500 Index	6.04		26.47		(5.62)		0.42		(0.95)	8.04		7.75
Nasdaq Composite Index	6.64		46.72		(5.80)		(1.22)		(2.45)	7.64		7.81
Lipper Equity Income Fund Average	5.77		22.87		(5.43)		1.10		2.77	7.73		7.78
Class A	4.63		29.15		(2.90)		3.00		5.52	9.82		9.74
	(1.38	)(c)	21.72	(c)	(4.80	)(c)	1.78	(c)	4.89 (c)	9.38	(c)	9.38 (c)
Class B	4.41		28.17		(3.66)		2.24		5.05	9.49		9.47
	(0.59	)(d)	23.17	(d)	(4.63	)(d)	1.87	(d)	5.05	9.49		9.47
Class C	4.41		28.19		(3.66)		2.24		5.06	9.50		9.48
	3.41	(e)	27.19	(e)	(3.66)		2.24		5.06	9.50		9.48
Class I	4.71		28.20		(2.73)		3.13		5.59	9.87		9.79
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.50%, 1.50%, 2.25%, 2.25%, and 1.25%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Equity Income Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli Equity Income Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 97.3%
	Aerospace — 3.2%
2,000	Lockheed Martin Corp.	$150,700
2,000	Northrop Grumman Corp.	111,700
10,000	Raytheon Co.	515,200
381,000	Rockwell Automation Inc.	17,899,380
2,000	Rockwell Collins Inc.	110,720
1,370,000	Rolls-Royce Group plc†	10,698,976
78,600,000	Rolls-Royce Group plc, Cl. C†	126,954
208,000	The Boeing Co.	11,259,040

		40,872,670

	Agriculture — 1.2%
100,000	Archer-Daniels-Midland Co.	3,131,000
138,000	Monsanto Co.	11,281,500
12,000	The Mosaic Co.	716,760

		15,129,260

	Automotive — 0.3%
93,000	Navistar International Corp.†	3,594,450

	Automotive: Parts and Accessories — 1.4%
250,000	Genuine Parts Co.	9,490,000
6,000	Johnson Controls Inc.	163,440
60,000	Modine Manufacturing Co.†	710,400
140,000	O’Reilly Automotive Inc.†	5,336,800
55,100	Tenneco Inc.†	976,923
140,000	The Pep Boys — Manny, Moe & Jack	1,184,400

		17,861,963

	Aviation: Parts and Services — 0.3%
53,200	Curtiss-Wright Corp.	1,666,224
40,000	GenCorp Inc.†	280,000
6,000	Precision Castparts Corp.	662,100
21,000	United Technologies Corp.	1,457,610

		4,065,934

	Broadcasting — 0.3%
230,000	CBS Corp., Cl. A, Voting	3,231,500
30,000	CBS Corp., Cl. B, Non-Voting	421,500
132	Granite Broadcasting Corp.†	0

		3,653,000

	Business Services — 0.7%
10,000	Automatic Data Processing Inc.	428,200
185,000	Diebold Inc.	5,263,250
4,000	Landauer Inc.	245,600
10,000	MasterCard Inc., Cl. A	2,559,800

		8,496,850

	Cable and Satellite — 0.9%
155,000	Cablevision Systems Corp., Cl. A	4,002,100
60,000	DIRECTV, Cl. A†	2,001,000
160,000	DISH Network Corp., Cl. A	3,323,200
16,000	EchoStar Corp., Cl. A†	322,240
55,000	Scripps Networks Interactive Inc., Cl. A	2,282,500

		11,931,040

	Communications Equipment — 0.8%
250,000	Corning Inc.	4,827,500
100,000	Motorola Inc.†	776,000
120,000	Thomas & Betts Corp.†	4,294,800

		9,898,300

	Computer Hardware — 2.0%
173,000	International Business Machines Corp.	22,645,700
310,000	Xerox Corp.	2,622,600

		25,268,300

	Computer Software and Services — 1.2%
120,000	Fidelity National Information Services Inc.	2,812,800
285,000	Microsoft Corp.	8,689,650
35,000	Sun Microsystems Inc.†	327,950
170,000	Yahoo! Inc.†	2,852,600

		14,683,000

	Consumer Products — 6.9%
50,000	Altria Group Inc.	981,500
140,000	Avon Products Inc.	4,410,000
15,000	Clorox Co.	915,000
10,000	Compagnie Financiere Richemont SA, Cl. A	335,734
900,000	Eastman Kodak Co.†	3,798,000
63,000	Energizer Holdings Inc.†	3,860,640
128,000	Fortune Brands Inc.	5,529,600
5,000	Hanesbrands Inc.†	120,550
40,000	Harman International Industries Inc.	1,411,200
220,000	Kimberly-Clark Corp.	14,016,200
7,000	National Presto Industries Inc.	764,610
10,000	Pactiv Corp.†	241,400
50,000	Philip Morris International Inc.	2,409,500
100,000	Reckitt Benckiser Group plc	5,420,597
1,310,000	Swedish Match AB	28,728,030
200,000	The Procter & Gamble Co.	12,126,000
78,000	Unilever NV — NY Shares, ADR	2,521,740

		87,590,301

	Consumer Services — 0.1%
67,500	Rollins Inc.	1,301,400

	Diversified Industrial — 3.3%
5,000	3M Co.	413,350
4,000	Acuity Brands Inc.	142,560
5,000	Alstom SA	351,649
65,000	Baldor Electric Co.	1,825,850
100,000	Cooper Industries plc	4,264,000
96,000	Crane Co.	2,939,520
See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
835,000	General Electric Co.	$12,633,550
210,000	Honeywell International Inc.	8,232,000
30,000	ITT Corp.	1,492,200
4,000	Jardine Matheson Holdings Ltd.	120,720
20,000	Jardine Strategic Holdings Ltd.	352,000
413,003	National Patent Development Corp.† (b)	660,805
120,000	Textron Inc.	2,257,200
6,000	Trinity Industries Inc.	104,640
180,000	Tyco International Ltd.	6,422,400
2,000	WHX Corp.†	4,800

		42,217,244

	Electronics — 1.8%
600,000	Intel Corp.	12,240,000
340,000	LSI Corp.†	2,043,400
190,000	Texas Instruments Inc.	4,951,400
6,000	Thermo Fisher Scientific Inc.†	286,140
130,250	Tyco Electronics Ltd.	3,197,638

		22,718,578

	Energy and Utilities: Electric — 1.3%
30,000	American Electric Power Co. Inc.	1,043,700
14,000	DTE Energy Co.	610,260
85,000	El Paso Electric Co.†	1,723,800
80,000	FPL Group Inc.	4,225,600
97,000	Great Plains Energy Inc.	1,880,830
60,000	Korea Electric Power Corp., ADR†	872,400
56,087	Mirant Corp.†	856,448
1,200,000	Mirant Corp., Escrow† (a)	0
150,000	Northeast Utilities	3,868,500
80,000	The AES Corp.†	1,064,800
13,333	UIL Holdings Corp.	374,391

		16,520,729

	Energy and Utilities: Integrated — 3.1%
50,000	Allegheny Energy Inc.	1,174,000
44,000	BP plc, ADR	2,550,680
46,000	CH Energy Group Inc.	1,955,920
80,000	Constellation Energy Group Inc.	2,813,600
70,000	Dominion Resources Inc.	2,724,400
100,000	DPL Inc.	2,760,000
200,000	Duke Energy Corp.	3,442,000
400,000	El Paso Corp.	3,932,000
29,000	ENI SpA	739,997
6,269	Iberdrola SA, ADR	237,282
25,000	Integrys Energy Group Inc.	1,049,750
80,000	NSTAR	2,944,000
75,000	OGE Energy Corp.	2,766,750
100,000	PNM Resources Inc.	1,265,000
75,000	Progress Energy Inc.	3,075,750
15,000	Progress Energy Inc., CVO†	2,250
7,200	Public Service Enterprise Group Inc.	239,400
30,000	Suncor Energy Inc., New York	1,059,300
21,000	Suncor Energy Inc., Toronto	747,153
50,000	TECO Energy Inc.	811,000
140,000	Westar Energy Inc.	3,040,800

		39,331,032

	Energy and Utilities: Natural Gas — 1.6%
14,000	AGL Resources Inc.	510,580
25,000	Atmos Energy Corp.	735,000
130,000	National Fuel Gas Co.	6,500,000
75,000	ONEOK Inc.	3,342,750
24,000	Piedmont Natural Gas Co. Inc.	642,000
110,000	Southern Union Co.	2,497,000
65,000	Southwest Gas Corp.	1,854,450
200,000	Spectra Energy Corp.	4,102,000

		20,183,780

	Energy and Utilities: Oil — 6.2%
157,000	Anadarko Petroleum Corp.	9,799,940
38,000	Canadian Oil Sands Trust	1,086,752
190,000	Chevron Corp.	14,628,100
185,000	ConocoPhillips	9,447,950
22,000	Denbury Resources Inc.†	325,600
49,000	Devon Energy Corp.	3,601,500
149,000	Exxon Mobil Corp.	10,160,310
35,000	Marathon Oil Corp.	1,092,700
30,000	Nexen Inc.	723,431
2,000	Niko Resources Ltd.	188,172
94,000	Occidental Petroleum Corp.	7,646,900
12,000	PetroChina Co. Ltd., ADR	1,427,520
128,000	Petroleo Brasileiro SA, ADR	6,103,040
33,000	Repsol YPF SA, ADR	879,780
120,000	Royal Dutch Shell plc, Cl. A, ADR	7,213,200
25,000	Statoil ASA, ADR	622,750
17,518	Total SA, ADR	1,121,853
36,000	Transocean Ltd.†	2,980,800
160,000	UTS Energy Corp.†	348,807
40,000	WesternZagros Resources Ltd.†	29,450

		79,428,555

	Energy and Utilities: Services — 2.0%
30,000	ABB Ltd., ADR	573,000
52,000	Cameron International Corp.†	2,173,600
38,178	GDF Suez, Strips	55
370,000	Halliburton Co.	11,133,300
40,000	Oceaneering International Inc.†	2,340,800
40,000	Schlumberger Ltd.	2,603,600
400,000	Weatherford International Ltd.†	7,164,000

		25,988,355

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water — 0.0%
30,000	Aqua America Inc.	$525,300

	Entertainment — 1.6%
100,000	Grupo Televisa SA, ADR	2,076,000
120,000	Time Warner Inc.	3,496,800
300,000	Viacom Inc., Cl. A†	9,450,000
185,000	Vivendi	5,514,966

		20,537,766

	Environmental Services — 0.4%
145,000	Waste Management Inc.	4,902,450

	Equipment and Supplies — 1.6%
12,000	A.O. Smith Corp.	520,680
11,000	Danaher Corp.	827,200
95,000	Flowserve Corp.	8,980,350
6,000	Ingersoll-Rand plc	214,440
1,500	Minerals Technologies Inc.	81,705
40,000	Mueller Industries Inc.	993,600
12,000	Parker Hannifin Corp.	646,560
107,000	Tenaris SA, ADR	4,563,550
970,000	Tomkins plc	3,026,941

		19,855,026

	Exchange Traded Funds — 0.1%
300,000	Proshares Ultra Financials	1,689,000

	Financial Services — 12.0%
6,324	Alleghany Corp.†	1,745,424
206,200	AllianceBernstein Holding LP	5,794,220
270,000	American Express Co.	10,940,400
23,990	Argo Group International Holdings Ltd.†	699,069
25,500	Banco Popular Espanol SA	187,530
2,000	Banco Santander Chile, ADR	129,560
160,000	Banco Santander SA, ADR	2,630,400
390,000	Bank of America Corp.	5,873,400
12,156	BNP Paribas	974,125
1,000,000	Citigroup Inc.	3,310,000
40,000	Commerzbank AG, ADR†	338,000
55,000	Deutsche Bank AG	3,900,050
105,000	Discover Financial Services	1,544,550
200,300	Federal National Mortgage Association†	236,354
30,000	Federated Investors Inc., Cl. B	825,000
27,000	Fidelity Southern Corp.†	97,200
210,000	H&R Block Inc.	4,750,200
150,000	Janus Capital Group Inc.	2,017,500
260,199	JPMorgan Chase & Co.	10,842,492
46,100	Kinnevik Investment AB, Cl. A	773,203
18,000	Kinnevik Investment AB, Cl. B	269,196
440,000	Legg Mason Inc.	13,270,400
31,000	Leucadia National Corp.†	737,490
140,000	Loews Corp.	5,089,000
116,000	M&T Bank Corp.	7,759,240
410,000	Marsh & McLennan Companies Inc.	9,052,800
190,000	Morgan Stanley	5,624,000
6,000	Northern Trust Corp.	314,400
80,000	NYSE Euronext	2,024,000
12,000	Och-Ziff Capital Management Group LLC, Cl. A	164,880
50,000	PNC Financial Services Group Inc.	2,639,500
500	Raiffeisen International Bank Holding AG	28,313
958	Reinet Investments SCA†	15,107
20,000	Royal Bank of Canada	1,071,000
165,000	SLM Corp.†	1,859,550
185,000	Sterling Bancorp	1,320,900
12,000	SunTrust Banks Inc.	243,480
50,000	T. Rowe Price Group Inc.	2,662,500
100,000	TD Ameritrade Holding Corp.†	1,938,000
2,000	The Allstate Corp.	60,080
500,000	The Bank of New York Mellon Corp.	13,985,000
15,000	The Charles Schwab Corp.	282,300
2,000	The Dun & Bradstreet Corp.	168,740
9,000	The Goldman Sachs Group Inc.	1,519,560
7,000	The Student Loan Corp.	325,990
36,000	The Travelers Companies Inc.	1,794,960
40,000	Unitrin Inc.	882,000
180,000	Waddell & Reed Financial Inc., Cl. A	5,497,200
480,000	Wells Fargo & Co.	12,955,200
105,000	Wilmington Trust Corp.	1,295,700

		152,459,163

	Food and Beverage — 12.4%
30,000	Anheuser-Busch InBev NV	1,565,219
64,000	Brown-Forman Corp., Cl. A	3,606,400
13,500	Brown-Forman Corp., Cl. B	723,195
160,000	Cadbury plc, ADR	8,222,400
150,000	Campbell Soup Co.	5,070,000
40,000	Coca-Cola Amatil Ltd., ADR	833,600
16,000	Coca-Cola Femsa SAB de CV, ADR	1,051,520
200,000	Constellation Brands Inc., Cl. A†	3,186,000
20,000	Corn Products International Inc.	584,600
136,389	Danone	8,374,129
300,000	Dean Foods Co.†	5,412,000
60,000	Del Monte Foods Co.	680,400
62,000	Diageo plc, ADR	4,303,420
110,000	Dr. Pepper Snapple Group Inc.	3,113,000
140,000	Fomento Economico Mexicano SAB de CV, ADR	6,703,200
110,000	General Mills Inc.	7,789,100
800,000	Grupo Bimbo SAB de CV, Cl. A	5,210,213
122,000	H.J. Heinz Co.	5,216,720
125,000	Heineken NV	5,960,871
200,000	ITO EN Ltd.	2,999,946
3,000	Kellogg Co.	159,600
420,000	Kraft Foods Inc., Cl. A	11,415,600
100,000	Nestlé SA	4,852,820
See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
105,000	NISSIN FOODS HOLDINGS CO. LTD.	$3,416,009
2,000,000	Parmalat SpA	5,599,438
100,000	PepsiAmericas Inc.	2,926,000
33,607	Pernod-Ricard SA	2,886,299
40,000	Remy Cointreau SA	2,041,659
100,000	Sapporo Holdings Ltd.	546,518
523,000	The Coca-Cola Co.	29,811,000
80,000	The Hershey Co.	2,863,200
60,268	Tootsie Roll Industries Inc.	1,650,138
380,000	Tyson Foods Inc., Cl. A	4,662,600
28,000	Wimm-Bill-Dann Foods OJSC, ADR†	667,240
135,000	YAKULT HONSHA Co. Ltd.	4,073,120

		158,177,174

	Health Care — 12.1%
40,000	Abbott Laboratories	2,159,600
25,000	Aetna Inc.	792,500
125,000	Baxter International Inc.	7,335,000
100,000	Becton, Dickinson and Co.	7,886,000
500,000	Boston Scientific Corp.†	4,500,000
210,000	Bristol-Myers Squibb Co.	5,302,500
280,000	Covidien plc	13,409,200
400,000	Eli Lilly & Co.	14,284,000
11,276	GlaxoSmithKline plc, ADR	476,411
22,000	Henry Schein Inc.†	1,157,200
100,000	Hospira Inc.†	5,100,000
800,000	IMS Health Inc.	16,848,000
290,000	Johnson & Johnson	18,678,900
16,000	Laboratory Corp. of America Holdings†	1,197,440
6,000	Mead Johnson Nutrition Co. Cl. A	262,200
24,000	Medco Health Solutions Inc.†	1,533,840
180,000	Merck & Co. Inc.	6,577,200
5,000	Nobel Biocare Holding AG	168,109
145,000	Novartis AG, ADR	7,892,350
35,000	Patterson Companies Inc.†	979,300
966,700	Pfizer Inc.	17,584,273
75,000	St. Jude Medical Inc.†	2,758,500
750,000	Tenet Healthcare Corp.†	4,042,500
270,000	UnitedHealth Group Inc.	8,229,600
18,000	William Demant Holding A/S†	1,361,049
44,000	Zimmer Holdings Inc.†	2,600,840

		153,116,512

	Hotels and Gaming — 1.3%
125,000	International Game Technology	2,346,250
1,204,352	Ladbrokes plc	2,674,738
300,000	Las Vegas Sands Corp.†	4,482,000
390,000	MGM Mirage†	3,556,800
80,000	Starwood Hotels & Resorts Worldwide Inc.	2,925,600
15,000	Wynn Resorts Ltd.	873,450

		16,858,838

	Machinery — 1.4%
6,000	Caterpillar Inc.	341,940
320,400	Deere & Co.	17,330,436
10,009	Mueller Water Products Inc., Cl. A	52,047

		17,724,423

	Metals and Mining — 2.3%
500,000	Alcoa Inc.	8,060,000
10,000	Carpenter Technology Corp.	269,500
125,000	Freeport-McMoRan Copper & Gold Inc.†	10,036,250
190,000	Newmont Mining Corp.	8,988,900
45,000	Peabody Energy Corp.	2,034,450
2,000	Royal Gold Inc.	94,200
6,615	Teck Resources Ltd., Cl. B†	232,886

		29,716,186

	Publishing — 0.1%
5,000	Idearc Inc.†	17
6,016	News Corp., Cl. B	95,775
20,000	PagesJaunes Groupe	223,633
30,000	The McGraw-Hill Companies Inc.	1,005,300
800	The Washington Post Co., Cl. B	351,680
3,000	Value Line Inc.	75,330

		1,751,735

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	291,300

	Retail — 5.8%
6,000	AutoZone Inc.†	948,420
33,000	Copart Inc.†	1,208,790
225,000	Costco Wholesale Corp.	13,313,250
410,000	CVS Caremark Corp.	13,206,100
76,600	Ingles Markets Inc., Cl. A	1,158,958
510,000	Macy’s Inc.	8,547,600
170,000	Safeway Inc.	3,619,300
500	Sears Holdings Corp.†	41,725
70,000	SUPERVALU Inc.	889,700
220,000	The Great Atlantic & Pacific Tea Co. Inc.†	2,593,800
100,000	The Home Depot Inc.	2,893,000
65,000	Tractor Supply Co.†	3,442,400
234,000	Wal-Mart Stores Inc.	12,507,300
155,000	Walgreen Co.	5,691,600
10,000	Weis Markets Inc.	363,600
100,000	Whole Foods Market Inc.†	2,745,000

		73,170,543

	Specialty Chemicals — 1.3%
44,000	Albemarle Corp.	1,600,280
45,000	Ashland Inc.	1,782,900
85,000	E. I. du Pont de Nemours and Co.	2,861,950
260,000	Ferro Corp.	2,142,400
2,000	FMC Corp.	111,520
See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
20,000	H.B. Fuller Co.	$455,000
75,000	International Flavors & Fragrances Inc.	3,085,500
3,500	NewMarket Corp.	401,695
75,000	Omnova Solutions Inc.†	459,750
5,000	Quaker Chemical Corp.	103,200
40,000	Sensient Technologies Corp.	1,052,000
100,000	The Dow Chemical Co.	2,763,000
4,000	Zep Inc.	69,280

		16,888,475

	Telecommunications — 5.1%
500,000	3Com Corp.†	3,750,000
365,000	AT&T Inc.	10,230,950
500,000	BCE Inc.	13,805,000
44,000	Belgacom SA	1,597,087
4,495	Bell Aliant Regional Communications Income Fund (a)(b)	120,184
50,000	BT Group plc	109,026
27,000	BT Group plc, ADR	586,980
140,000	Cable & Wireless plc	319,744
30,000	CenturyTel Inc.	1,086,300
400,000	Cincinnati Bell Inc.†	1,380,000
360,000	Deutsche Telekom AG, ADR	5,292,000
15,000	France Telecom SA, ADR	378,600
1,900,000	Sprint Nextel Corp.†	6,954,000
8,195	Telefonica SA, ADR	684,446
300,000	Telekom Austria AG	4,279,140
144,500	Telephone & Data Systems Inc.	4,901,440
12,000	TELUS Corp.	391,375
18,100	TELUS Corp., Non-Voting	563,815
250,000	Verizon Communications Inc.	8,282,500

		64,712,587

	Transportation — 0.7%
60,000	Burlington Northern Santa Fe Corp.	5,917,200
115,000	GATX Corp.	3,306,250

		9,223,450

	Wireless Communications — 0.5%
30,000	Millicom International Cellular SA	2,213,100
2,400	NTT DoCoMo Inc.	3,339,668
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,049,400

		6,602,168

	TOTAL COMMON STOCKS	1,238,936,837

	PREFERRED STOCKS — 0.2%
	Communications Equipment — 0.1%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	854,700

	Energy and Utilities: Integrated — 0.0%
300	El Paso Corp., 4.990% Cv. Pfd. (b)	276,945

	Entertainment — 0.0%
3,000	Metromedia International Group Inc., 7.250% Pfd.†	66,000

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,221,000

	TOTAL PREFERRED STOCKS	2,418,645

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A,
	expire 06/04/12† (a)	0
330	Granite Broadcasting Corp., Ser. B,
	expire 06/04/12† (a)	0

	TOTAL WARRANTS	0

Principal
Amount
	CORPORATE BONDS — 1.2%
	Automotive: Parts and Accessories — 0.1%
$800,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11 (a)	793,000

	Broadcasting — 0.1%
2,200,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	1,834,250
200,000	Young Broadcasting Inc., Sub. Deb., 10.000%, 03/01/11†	700

		1,834,950

	Computer Hardware — 0.1%
1,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	838,750

	Diversified Industrial — 0.5%
6,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (b)	6,352,500

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	81,500

	Financial Services — 0.0%
300,000	M-Systems Finance NV, Cv., 1.000%, 03/15/35	299,625

	Retail — 0.3%
4,400,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	4,246,000

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Specialty Chemicals — 0.1%
$950,000	Ferro Corp., Cv., 6.500%, 08/15/13	$847,875

	TOTAL CORPORATE BONDS	15,294,200

	U.S. GOVERNMENT OBLIGATIONS — 1.3%
	U.S. Treasury Bills — 0.8%
10,193,000	U.S. Treasury Bills, 0.041% to 0.152%††, 03/25/10 to 06/03/10	10,188,213

	U.S. Treasury Cash Management Bills — 0.4%
4,235,000	U.S. Treasury Cash Management Bills, 0.137% to 0.178%††, 06/10/10 to 06/17/10	4,231,806

	U.S. Treasury Notes — 0.1%
1,500,000	U.S. Treasury Notes, 4.125%, 08/15/10	1,535,567

	TOTAL U.S. GOVERNMENT OBLIGATIONS	15,955,586

	TOTAL INVESTMENTS — 100.0% (Cost $1,169,663,554)	$1,272,605,268

	Aggregate book cost	$1,169,663,554

	Gross unrealized appreciation	$194,775,258
	Gross unrealized depreciation	(91,833,544)

	Net unrealized appreciation/depreciation	$102,941,714

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of fair valued securities amounted to $913,184 or 0.07% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the market value of Rule 144A securities amounted to $7,410,434 or 0.58% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

STEP	Step coupon bond. The rate disclosed is that in effect at December 31, 2009.
See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$40,745,716	$126,954	—	$40,872,670
Energy and Utilities: Electric	16,520,729	—	$0	16,520,729
Telecommunications	64,592,403	120,184	—	64,712,587
Other Industries (a)	1,116,830,851	—	—	1,116,830,851

Total Common Stocks	1,238,689,699	247,138	—	1,238,936,837

Preferred Stocks (a)	2,418,645	—	—	2,418,645
Warrants (a)	—	0	—	0
Corporate Bonds	—	15,294,200	—	15,294,200
U.S. Government Obligations	—	15,955,586	—	15,955,586

TOTAL INVESTMENTS IN SECURITIES	$1,241,108,344	$31,496,924	$0	$1,272,605,268

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Contract for Difference Swap Agreement	—	$5,065	—	$5,065
LIABILITIES (Unrealized Depreciation): *
Contract for Difference Swap Agreements	—	(3,348)	—	(3,348)

TOTAL OTHER FINANCIAL INSTRUMENTS	—	$1,717	—	$1,717

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the instrument.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	9/30/09	(premiums)	(loss)	depreciation	(sales)	of Level 3	12/31/09	at 12/31/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$(0)	$—	$—
Energy and Utilities: Electric	0	—	—	—	—	—	0	—

Total Common Stocks	0	—	—	—	—	(0)	0	—

Warrants
Broadcasting	3	—	—	—	—	(3)	—	—

Total Warrants	3	—	—	—	—	(3)	—	—

TOTAL INVESTMENTS IN SECURITIES	$3	$—	$—	$—	$—	$(3)	$0	$—

9

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at December 31, 2009 are as follows:

					Net Unrealized
Notional		Equity Security	Interest Rate/	Termination	Appreciation/
Amount		Received	Equity Security Paid	Date	Depreciation
		Market Value	One month LIBOR plus 90 bps plus
		Appreciation on:	Market Value Depreciation on:
$182,636	(140,000 Shares)	Rank Group plc	Rank Group plc	6/25/10	$5,065
159,439	(20,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	(3,335)
1,951	(1,200,000 Shares)	Rolls-Royce Group plc, Cl. C	Rolls-Royce Group plc, Cl. C	6/25/10	(13)

					$1,717

The Fund increased the volume of activity in equity contract for difference swap agreements during the quarter ended December 31, 2009 with an average notional amount of approximately $351,143.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents

10

The Gabelli Equity Income Fund
Notes to Schedule of Investments (Continued) (Unaudited)
equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2009, there were no open forward foreign exchange contracts.
The following is a table summarizing the net unrealized appreciation/depreciation of derivatives held at December 31, 2009 by primary risk exposure:

Net Unrealized
Appreciation/Depreciation

Asset Derivatives:
Equity Contracts	$5,065

Liability Derivatives:

Equity Contracts	$(3,348)

3.	Tax Information. At September 30, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $1,899,612, which is available to reduce future required distributions of net capital gains to shareholders through 2017.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Fund deferred capital losses of $73,254,481 and currency losses of $40,840.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

11

Gabelli Equity Series Funds, Inc.
The Gabelli Equity Income Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	Robert J. Morrissey Attorney-at-Law Morrissey, Hawkins & Lynch

Anthony J. Colavita President Anthony J. Colavita, P.C.	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University

Vincent D. Enright Former Senior Vice President and Chief Financial Officer KeySpan Corp.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

John D. Gabelli Senior Vice President Gabelli & Company, Inc.	Salvatore J. Zizza Chairman Zizza & Co., Ltd.
Officers

Bruce N. Alpert President and Secretary	Agnes Mullady Treasurer

Peter D. Goldstein Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB444Q409SR
* * * * *
The Gabelli Equity Income Fund
Morningstar® rated The Gabelli Equity Income Fund
Class AAA Shares 5 stars overall and 5 stars
for the three, five and ten year periods ended
December 31, 2009 among 1,104; 1,104; 912;
and 459 Large Value funds, respectively.
FIRST QUARTER REPORT
DECEMBER 31, 2009

The Gabelli Woodland Small Cap Value Fund
First Quarter Report (a)
December 31, 2009

Elizabeth M. Lilly, CFA
To Our Shareholders,
     During the quarter ended December 31, 2009, the net asset value (“NAV”) per Class AAA Shares of The Gabelli Woodland Small Cap Value Fund (the “Fund”) increased 2.4% while the Russell 2000 Index rose 3.9%.
     Enclosed is the investment portfolio as of December 31, 2009.
Comparative Results
Average Annual Returns through December 31, 2009 (a)(b) (Unaudited)

									Since
									Inception
	Quarter		1 Year		3 Year		5 Year		(12/31/02)
Gabelli Woodland Small Cap Value Fund Class AAA	2.41%		29.03%		(4.28)%		0.68%		6.02%
Russell 2000 Index	3.87		27.17		(6.07)		0.51		8.65
Class A	2.51		29.11		(4.22)		0.74		6.07
	(3.38	)(c)	21.69	(c)	(6.14	)(c)	(0.47	)(c)	5.16 (c)
Class C	2.29		28.16		(4.96)		(0.01)		5.32
	1.29	(d)	27.16	(d)	(4.96)		(0.01)		5.32
Class I	2.65		29.62		(4.08)		0.80		6.11

In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 3.34%, 3.34%, 4.09%, and 3.09%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2011 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.0%
	Aerospace — 5.0%
5,300	Herley Industries Inc.†	$73,617
5,020	Kaman Corp.	115,912
5,200	Spirit Aerosystems Holdings Inc., Cl. A†	103,272

		292,801

	Airlines — 1.1%
13,000	ExpressJet Holdings Inc.†	62,660

	Automotive: Parts and Accessories — 3.6%
4,400	ATC Technology Corp.†	104,940
5,000	Federal-Mogul Corp.†	86,500
2,000	Midas Inc.†	16,900

		208,340

	Business Services — 9.1%
9,000	ACCO Brands Corp.†	65,520
1,358	Ascent Media Corp., Cl. A†	34,670
4,890	Deluxe Corp.	72,323
8,150	Edgewater Technology Inc.†	24,450
4,000	Intermec Inc.†	51,440
6,000	Liquidity Services Inc.†	60,420
14,000	MoneyGram International Inc.†	40,320
8,800	PRG-Schultz International Inc.†	52,008
5,933	Safeguard Scientifics Inc.†	61,169
2,820	The Brink’s Co.	68,639

		530,959

	Computer Software and Services — 12.9%
5,500	Dynamics Research Corp.†	58,355
3,900	Fair Isaac Corp.	83,109
13,410	Lawson Software Inc.†	89,176
2,000	MICROS Systems Inc.†	62,060
2,340	MTS Systems Corp.	67,252
15,000	PLATO Learning Inc.†	65,400
10,000	S1 Corp.†	65,200
3,000	Stratasys Inc.†	51,840
19,000	Tier Technologies Inc., Cl. B†	152,000
8,800	TransAct Technologies Inc.†	61,072

		755,464

	Consumer Products — 6.0%
4,270	Alberto-Culver Co.	125,068
20,000	Alliance One International Inc.†	97,600
1,085	Church & Dwight Co. Inc.	65,588
14,000	Kid Brands Inc.†	61,320

		349,576

	Consumer Services — 1.4%
2,520	Brink’s Home Security Holdings Inc.†	82,253

	Diversified Industrial — 13.3%
1,400	AEP Industries Inc.†	53,592
5,400	Bway Holding Co.†	103,788
27,000	Digital Ally Inc.†	55,350
2,500	FormFactor Inc.†	54,400
9,000	Graphic Packaging Holding Co.†	31,230
5,957	Griffon Corp.†	72,795
3,100	L.B. Foster Co., Cl. A†	92,411
4,800	OSI Systems Inc.†	130,944
2,000	Raven Industries Inc.	63,540
1,600	Texas Industries Inc.	55,984
8,000	Vishay Intertechnology Inc.†	66,800

		780,834

	Energy and Utilities — 3.9%
25,000	Juhl Wind Inc.†	50,000
6,240	Mariner Energy Inc.†	72,446
3,170	PICO Holdings Inc.†	103,754

		226,200

	Entertainment — 3.1%
3,585	Discovery Communications Inc., Cl. A†	109,952
585	Discovery Communications Inc., Cl. C†	15,514
6,300	Pinnacle Entertainment Inc.†	56,574

		182,040

	Equipment and Supplies — 4.7%
4,700	Actuant Corp., Cl. A	87,091
13,000	Gerber Scientific Inc.†	65,650
1,930	Powell Industries Inc.†	60,853
1,550	The Toro Co.	64,805

		278,399

	Financial Services — 3.5%
1,430	HMN Financial Inc.†	6,006
7,700	NewAlliance Bancshares Inc.	92,477
5,600	TCF Financial Corp.	76,272
1,204	Willis Group Holdings Ltd.	31,762

		206,517

	Food and Beverage — 2.7%
5,500	Constellation Brands Inc., Cl. A†	87,615
1,100	The J.M. Smucker Co.	67,925

		155,540

	Health Care — 9.9%
15,200	AtriCure Inc.†	91,808
1,100	Chemed Corp.	52,767
13,900	Home Diagnostics Inc.†	84,790
64,000	Hooper Holmes Inc.†	67,200
4,100	Immucor Inc.†	82,984
8,740	Rochester Medical Corp.†	97,276
2,116	SurModics Inc.†	47,949
1,480	West Pharmaceutical Services Inc.	58,016

		582,790

	Hotels and Gaming — 1.8%
5,370	Gaylord Entertainment Co.†	106,057

	Machinery — 3.6%
4,964	Key Technology Inc.†	57,880
3,500	Robbins & Myers Inc.	82,320
900	Valmont Industries Inc.	70,605

		210,805

	Publishing — 3.4%
7,900	Dolan Media Co.†	80,659
4,000	Scholastic Corp.	119,320

		199,979

	Restaurants — 0.8%
8,000	Famous Dave’s of America Inc.†	48,400

	Retail — 1.1%
800	J. Crew Group Inc.†	35,792
2,000	Penske Automotive Group Inc.†	30,360

		66,152

	Specialty Chemicals — 3.6%
1,260	FMC Corp.	70,258
2,600	H.B. Fuller Co.	59,150
11,000	PolyOne Corp.†	82,170

		211,578

	Telecommunications — 2.4%
7,400	HickoryTech Corp.	65,342
6,200	MasTec Inc.†	77,500

		142,842

	Transportation — 1.1%
1,700	Bristow Group Inc.†	65,365

	TOTAL COMMON STOCKS	5,745,551

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$115,000	U.S. Treasury Cash Management Bill, 0.137%††, 06/10/10	114,914

	TOTAL INVESTMENTS — 100.0% (Cost $5,205,531)	$5,860,465

	Aggregate book cost	$5,205,531

	Gross unrealized appreciation	$1,027,726
	Gross unrealized depreciation	(372,792)

	Net unrealized appreciation/depreciation	$654,934

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to schedule of investments.

2

The Gabelli Woodland Small Cap Value Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$5,745,551
Level 2 — Other Significant Observable Inputs*	114,914

Total	$5,860,465

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
There were no Level 3 investments at September 30, 2009 or December 31, 2009.
2. Tax Information. At September 30, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $279,715, which is available to reduce future required distributions of net capital gains to shareholders through 2017.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Fund deferred capital losses of $1,211,435.

3

Gabelli Equity Series Funds, Inc.
The Gabelli Woodland Small Cap Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	Robert J. Morrissey Attorney-at-Law Morrissey, Hawkins & Lynch

Anthony J. Colavita President Anthony J. Colavita, P.C.	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University

Vincent D. Enright Former Senior Vice President and Chief Financial Officer KeySpan Corp.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

John D. Gabelli Senior Vice President Gabelli & Company, Inc.	Salvatore J. Zizza Chairman Zizza & Co., Ltd.
Officers and Portfolio Manager

Elizabeth M. Lilly, CFA Portfolio Manager	Bruce N. Alpert President and Secretary

Peter D. Goldstein Chief Compliance Officer	Agnes Mullady Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB840Q409SR
The Gabelli Woodland Small Cap Value Fund
FIRST QUARTER REPORT
DECEMBER 31, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 3/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 3/1/10

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/1/10

*	Print the name and title of each signing officer under his or her signature.